GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 93.2%
Equity – 93.2%
15,368,125	Goldman Sachs US Equity Dividend and Premium Fund	$222,223,082
12,137,513	Goldman Sachs International Equity Dividend and Premium Fund	77,680,081
1,376,796	Goldman Sachs Small Cap Equity Insights Fund	32,574,989
1,167,703	Goldman Sachs International Small Cap Insights Fund	13,288,456
1,361,252	Goldman Sachs Emerging Markets Equity Insights Fund	10,699,442
279,736	Goldman Sachs MLP Energy Infrastructure Fund	8,523,567
570,869	Goldman Sachs Global Infrastructure Fund	7,301,420
662,906	Goldman Sachs Global Real Estate Securities Fund	6,184,915
60,613	Goldman Sachs Energy Infrastructure Fund	702,503

379,178,455

Fixed Income – 0.0%
174	Goldman Sachs High Yield Floating Rate Fund	1,516

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $284,815,976)		$379,179,971

Exchange Traded Funds – 0.5%
10,957	Health Care Select Sector SPDR Fund	$ 1,523,242
132	iShares Core S&P 500 ETF	54,030
740	iShares iBoxx $ Investment Grade Corporate Bond ETF	79,743
914	iShares iBoxx High Yield Corporate Bond ETF	69,153
28,200	Sprott Physical Uranium Trust*	317,608

TOTAL EXCHANGE TRADED FUNDS (Cost $2,047,331)		$ 2,043,776

Shares	Dividend Rate	Value

Investment Company – 5.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,608,465	3.727%	$ 20,608,465
(Cost $20,608,465)

TOTAL INVESTMENTS – 98.8% (Cost $307,471,772)		$401,832,212

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		5,222,917

NET ASSETS – 100.0%		$407,055,129

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Bank of New York Company	USD	3,650,008	AUD	5,419,962	12/21/2022	$(32,145)
Bank of New York Company	USD	4,666,815	CHF	4,540,844	12/21/2022	(145,523)
Barclays Bank PLC	USD	6,886,096	GBP	5,994,415	12/21/2022	(344,458)
Barclays Bank PLC	USD	590,117	SGD	830,000	12/21/2022	(19,890)
Citigroup Global Markets	USD	1,332,318	HKD	10,440,000	12/21/2022	(3,920)
Deutsche Bank Securities	USD	1,513,799	SEK	16,200,000	12/21/2022	(31,256)
JP Morgan & Chase Co.	USD	388,947	NOK	3,900,000	12/21/2022	(7,382)
Morgan Stanley Co., Inc.	USD	1,233,208	DKK	9,150,000	12/21/2022	(49,390)
Morgan Stanley Co., Inc.	USD	13,529,194	EUR	13,504,225	12/21/2022	(548,540)
Morgan Stanley Co., Inc.	USD	258,084	ILS	880,000	12/21/2022	(85)
UBS Financial Services	USD	10,025,388	JPY	1,434,272,100	12/21/2022	(390,273)
UBS Financial Services	USD	84,422	NZD	140,000	12/21/2022	(3,826)

TOTAL						$(1,576,688)

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Stoxx Europe 600 Index Future	2	12/16/22	$40,939	$2,680
U.S. Treasury 10 Year Note	46	03/22/23	5,192,939	40,999
U.S. Treasury 2 Year Note	49	03/31/23	10,036,616	34,415
U.S. Treasury 5 Year Note	23	03/31/23	2,482,913	19,055

Total Futures Contracts				$97,149

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation)*

SX7T Index	0.000%(b)	Bank of America, LLC	04/05/2023	EUR $1,371	$309,084
SX7T Index	0.000 (b)	Bank of America, LLC	04/05/2023	EUR 634	(143,012)

TOTAL					$166,072

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	Payments made annually.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At November 30, 2022, the Portfolio had the following purchased option contracts:

OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	520,000	$520,000	$43,507	$10,632	$32,875
Put EUR/Call CHF	Bank of America N.A.	0.980	12/22/2022	620,000	620,000	3,436	11,594	(8,158)

TOTAL					$1,140,000	$46,943	$22,226	$24,717

Written Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	(520,000)	$(520,000)	$(43,507)	$(8,655)	$(34,852)
Put EUR/Call CHF	Bank of America N.A.	0.940	12/22/2022	(620,000)	(62,000)	(116)	(4,710)	4,594

TOTAL					$(582,000)	$(43,623)	$(13,365)	$(30,258)

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER OPTIONS ON EQUITIES CONTRACTS

Description		Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
KraneShares CSI China Internet ETF	JPMorgan Chase Bank, N.A.	$39.728	01/02/2023	15,384	$15,384	$2,912	$41,560	$(38,648)

Written Option Contracts:
Calls
KraneShares CSI China Internet ETF	JPMorgan Chase Bank, N.A.	$44.496	01/02/2023	(15,384)	$(15,384)	$(1,474)	$(25,670)	$24,196

Puts
S&P 500 Index	Morgan Stanley Capital Services LLC	$4.970	01/02/2023	(410)	$(410)	$(24,092)	$(83,698)	$59,606
S&P 500 Index	Morgan Stanley Capital Services LLC	3,983.470	01/02/2023	(327)	(327)	(17,086)	(96,644)	79,558
S&P 500 Index	Morgan Stanley Capital Services LLC	3,645.000	01/23/2023	(321)	(321)	(6,161)	(54,891)	48,730
S&P 500 Index	Morgan Stanley Capital Services LLC	3,688.770	12/31/2022	(624)	(624)	(5,471)	(48,048)	42,577

					(1,682)	(52,810)	(283,281)	230,471

TOTAL					$(17,066)	$(54,284)	$(308,951)	$254,667

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
3M IRS	Morgan Stanley Capital Services LLC	$2.430	01/27/2023	760,000	$760,000	$1,905	$40,480	$(38,575)

Written Option Contracts:
Calls
3M IRS	Morgan Stanley Capital Services LLC	1.930	01/27/2023	(760,000)	(760,000)	(90)	(15,180)	15,090

Puts
3M IRS	Morgan Stanley Capital Services LLC	2.830	01/27/2023	(760,000)	(760,000)	(40,910)	(16,940)	(23,970)

TOTAL					$(1,520,000)	$(41,000)	$(32,120)	$(8,880)

Abbeviations:
3M IRS	— 3 Months Interest Rate Swaptions
SX7T Index	— Euro STOXX Banks Net Return Index

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

November 30, 2022 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 91.6%
Equity – 91.6%
63,590,626	Goldman Sachs US Tax-Managed Equity Fund	$2,093,403,409
60,500,035	Goldman Sachs International Tax-Managed Equity Fund	641,300,370
9,847,037	Goldman Sachs International Small Cap Insights Fund	112,059,285
11,145,390	Goldman Sachs Emerging Markets Equity Insights Fund	87,602,764
2,288,818	Goldman Sachs MLP Energy Infrastructure Fund	69,740,281
4,671,908	Goldman Sachs Global Infrastructure Fund	59,753,700
5,495,669	Goldman Sachs Global Real Estate Securities Fund	51,274,587
487,525	Goldman Sachs Energy Infrastructure Fund	5,650,410

		3,120,784,806

Fixed Income – 0.0%
1,392	Goldman Sachs High Yield Floating Rate Fund	12,153

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $1,894,318,885)		$3,120,796,959

Exchange Traded Funds – 0.5%
86,724	Health Care Select Sector SPDR Fund	$ 12,056,370
1,084	iShares Core S&P 500 ETF	443,703
6,064	iShares iBoxx $ Investment Grade Corporate Bond ETF	653,457
7,489	iShares iBoxx High Yield Corporate Bond ETF	566,618
233,000	Sprott Physical Uranium Trust*	2,624,205

TOTAL EXCHANGE TRADED FUNDS (Cost $16,491,475)		$ 16,344,353

Shares	Dividend Rate	Value

Investment Company – 6.7%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
227,331,519	3.727%	$ 227,331,519
(Cost $227,331,519)

TOTAL INVESTMENTS – 98.8% (Cost $2,138,141,879)		$3,364,472,831

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		41,956,723

NET ASSETS – 100.0%		$3,406,429,554

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At November 30, 2022, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Bank of New York Company	USD	27,439,079	AUD	40,744,774	12/21/2022	$(241,656)
Bank of New York Company	USD	36,744,837	CHF	35,752,984	12/21/2022	(1,145,794)
Barclays Bank PLC	USD	53,625,082	GBP	46,681,169	12/21/2022	(2,682,445)
Barclays Bank PLC	USD	4,443,654	SGD	6,250,000	12/21/2022	(149,775)
Citigroup Global Markets	USD	11,189,431	HKD	87,680,000	12/21/2022	(32,925)
Deutsche Bank Securities	USD	11,710,918	SEK	125,325,000	12/21/2022	(241,802)
JP Morgan & Chase Co.	USD	2,902,144	NOK	29,100,000	12/21/2022	(55,079)
Morgan Stanley and Co.	USD	9,513,894	DKK	70,590,000	12/21/2022	(381,031)
Morgan Stanley and Co.	USD	106,219,996	EUR	106,023,958	12/21/2022	(4,306,678)
Morgan Stanley and Co.	USD	1,794,854	ILS	6,120,000	12/21/2022	(589)
UBS Financial Services	USD	75,156,254	JPY	10,752,154,282	12/21/2022	(2,925,719)
UBS Financial Services	USD	615,076	NZD	1,020,000	12/21/2022	(27,876)

TOTAL						$(12,191,369)

FUTURES CONTRACTS — At November 30, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Stoxx Europe 600 Index Future	22	12/16/22	$455,182	$29,478
U.S. Treasury 10 Year Note	374	03/22/23	42,220,847	333,340
U.S. Treasury 2 Year Note	405	03/31/23	82,955,706	284,451
U.S. Treasury 5 Year Note	186	03/31/23	20,079,211	154,102

Total Futures Contracts				$801,371

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund	Counterparty	Termination Date(a)	Notional Amount (000’s)		Unrealized Appreciation/ (Depreciation)*

SX7T Index	0.000%(b)	Bank of America, LLC	04/05/2023	EUR	$11,157	$2,516,074
SX7T Index	0.000 (b)	Bank of America, LLC	04/05/2023	EUR	5,186	(1,169,463)

TOTAL						$1,346,611

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	Payments made annually.

PURCHASED & WRITTEN OPTIONS CONTRACTS — At November 30, 2022, the Portfolio had the following purchased option contracts:

OVER THE COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	4,080,000	$4,080,000	$341,361	$83,423	$257,938
Put EUR/Call CHF	Bank of America NA	0.980	12/22/2022	4,930,000	4,930,000	27,326	92,190	(64,864)

TOTAL					$9,010,000	$368,687	$175,613	$193,074

Written Option Contracts:
Puts
Put EUR/Call USD	Morgan Stanley and Co.	$1.132	03/08/2023	(4,080,000)	$(4,080,000)	$(341,362)	$(67,911)	$(273,451)
Put EUR/Call CHF	Bank of America NA	0.940	12/22/2022	(4,930,000)	(4,930,000)	(924)	(37,450)	36,526

TOTAL					$(9,010,000)	$(342,286)	$(105,361)	$(236,925)

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
KraneShares CSI China Internet ETF	$39.728	01/02/2023	124,326	$124,326	$23,530	$335,867	$(312,337)

Written Option Contracts:
Calls
KraneShares CSI China Internet ETF	$44.496	01/02/2023	(124,326)	$(124,326)	$(11,909)	$(207,450)	$195,541

Puts
S&P 500 Index	$4,004.970	01/02/2023	(3,239)	$(3,239)	$(190,328)	$(661,210)	$470,882
S&P 500 Index	3,983.470	01/02/2023	(2,577)	(2,577)	(134,652)	(761,626)	626,974
S&P 500 Index	3,645.000	01/23/2023	(2,606)	(2,606)	(50,014)	(445,626)	395,612
S&P 500 Index	3,688.770	12/31/2022	(5,061)	(5,061)	(44,370)	(389,697)	345,327

				(13,483)	(419,364)	(2,258,159)	1,838,795

TOTAL				$(137,809)	$(431,273)	$(2,465,609)	$2,034,336

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased Option Contracts:
Calls
3M IRS	Morgan Stanley and Co.	$ 2.43	01/27/2023	6,110,000	$6,110,000	$15,312	$325,430	$(310,118)

Written Option Contracts:
Calls
3M IRS	Morgan Stanley and Co.	1.93	01/27/2023	(6,110,000)	(6,110,000)	(721)	(122,040)	121,319

Puts
3M IRS	Morgan Stanley and Co.	2.83	01/27/2023	(6,110,000)	(6,110,000)	(328,894)	(136,190)	(192,704)

TOTAL					$(12,220,000)	$(329,615)	$(258,230)	$(71,385)

Investment Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
SX7T Index	— Euro STOXX Banks Net Return Index

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. With respect to the Portfolios’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (“the Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A total return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of November 30, 2022:

ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Equity Funds	$379,179,971	$—	$—
Investment Company	20,608,465	—	—
Exchange Traded Funds	2,043,776	—	—

Total	$401,832,212	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$97,149	$—	$—
Purchased Options Contracts	—	51,760	—
Total Return Swap Contracts(a)	—	309,084	—

Total	$97,149	$360,844	$—

Derivative Type

Liabilities
Forward Foreign Currency Contracts(a)	$—	$(1,576,688)	$—
Written Options Contracts	—	(138,907)	—
Total Return Swap Contracts(a)	—	(143,012)	—

Total	$—	$(1,858,607)	$—

TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Equity Funds	$3,120,796,959	$—	$—
Investment Company	227,331,519	—	—
Exchange Traded Funds	16,344,353	—	—

Total	$3,364,472,831	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$801,371	$—	$—
Purchased Options Contracts	—	407,529	—
Total Return Swap Contracts(a)	—	2,516,074	—

Total	$801,371	$2,923,603	$—

Derivative Type

Liabilities
Forward Foreign Currency Contracts(a)	$—	$(12,191,369)	$—
Written Options Contracts	—	(1,103,174)	—
Total Return Swap Contracts(a)	—	(1,169,463)	—

Total	$—	$(14,464,006)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Portfolio from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Portfolio’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio.

Investments in the Underlying Funds — The Portfolio invest primarily in a combination of Underlying Funds (including ETFs and other registered investment companies) subject to statutory limitations prescribed by the Act or exemptive relief or regulations thereunder. A Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. If the Portfolios have a relative concentration of their portfolio in a single Underlying Fund, they may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments. A strategy used by the Underlying Funds may fail to produce the intended results. As of November 30, 2022, the Enhanced Dividend Global Equity Portfolio invested 54.6% and 19.1% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Schedule of Investments (continued)

November 30, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As of November 30, 2022, the Tax-Advantaged Global Equity Portfolio invested 61.5% and 18.8% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and/or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund has unsettled or open transactions defaults.